DANA LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

COMMON STOCKS — 99.05%	Shares	Fair Value

Communications — 10.98%
Activision Blizzard, Inc.	21,000	$1,735,230
Alphabet, Inc., Class A(a)	2,100	3,124,695
AT&T, Inc.	44,000	1,301,520
Comcast Corporation, Class A	37,000	1,583,600
Facebook, Inc., Class A(a)	9,500	2,409,865
T-Mobile US, Inc.(a)	22,000	2,362,360
Verizon Communications, Inc.	26,000	1,494,480
		14,011,750
Consumer Discretionary — 11.13%
Amazon.com, Inc.(a)	1,280	4,050,790
AutoZone, Inc.(a)	1,300	1,569,646
Best Buy Company, Inc.	24,000	2,390,160
BorgWarner, Inc.	41,000	1,500,600
D.R. Horton, Inc.	36,000	2,381,760
Home Depot, Inc. (The)	8,700	2,309,763
		14,202,719
Consumer Staples — 7.02%
Kimberly-Clark Corporation	15,000	2,280,600
Mondelez International, Inc., Class A	41,000	2,275,090
PepsiCo, Inc.	16,000	2,202,560
Walmart, Inc.	17,000	2,199,800
		8,958,050
Energy — 2.51%
Chevron Corporation	500	41,970
ConocoPhillips	36,000	1,346,040
Exxon Mobil Corporation	1,000	42,080
Marathon Petroleum Corporation	1,000	38,200
ONEOK, Inc.	10,000	279,100
Pioneer Natural Resources Company	15,000	1,453,800
		3,201,190
Financials — 9.68%
American Express Company	21,000	1,959,720
Aon plc, Class A	10,000	2,052,200
Bank of America Corporation	86,000	2,139,680
Bank of New York Mellon Corporation (The)	55,000	1,971,750
JPMorgan Chase & Company	21,600	2,087,424
Morgan Stanley	44,000	2,150,720
		12,361,494

Health Care — 14.56%
Abbott Laboratories	18,000	1,811,520
AbbVie, Inc.	23,000	2,182,930
Amgen, Inc.	9,400	2,299,898
Bristol-Myers Squibb Company	36,000	2,111,760
Johnson & Johnson	6,000	874,560
Merck & Company, Inc.	27,000	2,166,480
Regeneron Pharmaceuticals, Inc.(a)	500	316,035
STERIS plc	12,000	1,915,560
Thermo Fisher Scientific, Inc.	6,000	2,483,700
UnitedHealth Group, Inc.	8,000	2,422,240
		18,584,683
Industrials — 7.89%
Boeing Company (The)	200	31,600
Delta Air Lines, Inc.	1,000	24,970
Eaton Corporation plc	21,000	1,955,730
Lockheed Martin Corporation	5,600	2,122,232
Norfolk Southern Corporation	10,400	1,998,984
Parker-Hannifin Corporation	11,000	1,968,120
Waste Management, Inc.	18,000	1,972,800
		10,074,436
Materials — 2.45%
Avery Dennison Corporation	14,000	1,586,760
Packaging Corporation of America	16,000	1,537,920
		3,124,680
Real Estate — 2.81%
American Tower Corporation, Class A	6,700	1,751,313
Prologis, Inc.	17,400	1,834,308
		3,585,621
Technology — 26.87%
Adobe, Inc.(a)	5,000	2,221,600
Akamai Technologies, Inc.(a)	19,000	2,136,360
Apple, Inc.	10,000	4,250,400
Cadence Design Systems, Inc.(a)	22,000	2,403,500
CDW Corporation	16,000	1,860,000
Cisco Systems, Inc.	1,000	47,100
Fidelity National Information Services, Inc.	10,000	1,463,100
Intel Corporation	40,000	1,909,200
Lam Research Corporation	6,700	2,526,972
Leidos Holdings, Inc.	23,000	2,188,680
Mastercard, Inc., Class A	5,800	1,789,474
Microsoft Corporation	18,000	3,690,180
PayPal Holdings, Inc.(a)	10,000	1,960,700
Qorvo, Inc.(a)	17,000	2,178,550
Visa, Inc., Class A	9,000	1,713,600
Zebra Technologies Corporation, Class A(a)	7,000	1,965,250
		34,304,666

Utilities — 3.15%
Eversource Energy	22,800	2,053,596
NextEra Energy, Inc.	7,000	1,964,900
		4,018,496

Total Common Stocks (Cost $98,686,744)		126,427,785

MONEY MARKET FUNDS - 0.99%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(b)	1,268,351	1,268,351

Total Money Market Funds (Cost $1,268,351)		1,268,351

Total Investments — 100.04% (Cost $99,955,095)		127,696,136

Liabilities in Excess of Other Assets — (0.04)%		(55,078)

NET ASSETS — 100.00%		$127,641,058

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

DANA SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

COMMON STOCKS — 98.98%	Shares	Fair Value

Communications — 2.15%
Glu Mobile, Inc.(a)	9,344	$88,207
Vonage Holdings Corporation(a)	10,701	127,877
		216,084
Consumer Discretionary — 8.40%
Boot Barn Holdings, Inc.(a)	8,390	162,430
Chegg, Inc.(a)	2,254	182,507
Deckers Outdoor Corporation(a)	840	175,770
Malibu Boats, Inc., Class A(a)	2,995	176,046
Marriott Vacations Worldwide Corporation	1,751	148,240
		844,993
Consumer Staples — 4.43%
e.l.f. Beauty, Inc.(a)	8,408	150,167
Helen of Troy Ltd.(a)	760	143,070
Sprouts Farmers Market, Inc.(a)	5,773	152,292
		445,529
Energy — 1.02%
WPX Energy, Inc.(a)	17,212	102,756

Financials — 14.83%
First Bancorp	5,655	116,832
Hanover Insurance Group, Inc. (The)	1,430	145,688
Home BancShares, Inc.	9,942	162,353
Houlihan Lokey, Inc., Class A	2,814	154,207
Independent Bank Corporation	2,426	156,526
LPL Financial Holdings, Inc.	2,064	163,097
Pinnacle Financial Partners, Inc.	3,915	155,112
Primerica, Inc.	1,231	147,302
Western Alliance Bancorporation	4,061	145,993
Wintrust Financial Corporation	3,354	143,551
		1,490,661
Health Care — 19.37%
BioTelemetry, Inc.(a)	3,958	168,452
Blueprint Medicines Corporation(a)	2,350	171,973
Emergent BioSolutions, Inc.(a)	1,987	221,033
Haemonetics Corporation(a)	1,781	156,122
HMS Holdings Corporation(a)	6,011	195,358
Horizon Therapeutics plc(a)	3,619	221,446
Ligand Pharmaceuticals, Inc., Class B(a)	1,510	176,942
Medpace Holdings, Inc.(a)	1,902	227,004
NuVasive, Inc.(a)	3,301	188,619
Repligen Corporation(a)	1,459	220,179
		1,947,128

Industrials — 17.12%
Cactus, Inc., Class A	4,732	107,038
Comfort Systems USA, Inc.	3,900	193,870
Federal Signal Corporation	4,914	151,892
Gibraltar Industries, Inc.(a)	3,256	168,400
Itron, Inc.(a)	2,436	169,448
MasTec, Inc.(a)	3,685	146,589
Oshkosh Corporation	2,141	168,539
Regal Beloit Corporation	1,550	142,554
Rexnord Corporation	4,834	140,041
TopBuild Corporation(a)	1,383	182,445
TriNet Group, Inc.(a)	2,280	150,480
		1,721,296
Materials — 5.06%
Advanced Drainage Systems, Inc.	2,880	141,120
Avient Corporation(a)	5,074	121,268
Boise Cascade Company	3,245	151,185
W.R. Grace & Company	2,055	94,797
		508,370
Real Estate — 7.11%
EastGroup Properties, Inc.	1,457	193,286
Global Medical REIT, Inc.	15,543	184,806
QTS Realty Trust, Inc., Class A	2,333	167,859
STAG Industrial, Inc.	5,192	169,259
		715,210
Technology — 16.36%
Cohu, Inc.	9,114	171,617
Cubic Corporation	3,069	128,898
DXC Technology Company	9,701	173,745
Five9, Inc.(a)	1,536	185,580
Omnicell, Inc.(a)	2,833	199,131
Perficient, Inc.(a)	4,873	191,070
Rapid7, Inc.(a)	3,116	185,620
Ultra Clean Holdings, Inc.(a)	7,748	233,137
Upland Software, Inc.(a)	5,106	175,749
		1,644,547
Utilities — 3.13%
Chesapeake Utilities Corporation	1,892	159,855
Southwest Gas Holdings, Inc.	2,216	154,322
		314,177

Total Common Stocks (Cost $8,661,406)		9,950,751

MONEY MARKET FUNDS - 1.34%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(b)	135,079	135,079

Total Money Market Funds (Cost $135,079)		135,079

Total Investments — 100.32% (Cost $8,796,485)		10,085,830

Liabilities in Excess of Other Assets — (0.32)%		(32,364)

NET ASSETS — 100.00%		$10,053,466

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

REIT	- Real Estate Investment Trust

DANA EPIPHANY ESG EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

COMMON STOCKS — 98.96%	Shares	Fair Value

Communications — 10.96%
Alphabet, Inc., Class C(a)	230	$341,081
AT&T, Inc.	6,400	189,312
Comcast Corporation, Class A	5,000	214,000
Facebook, Inc., Class A(a)	900	228,303
T-Mobile US, Inc.(a)	2,100	225,498
Verizon Communications, Inc.	3,800	218,424
		1,416,618
Consumer Discretionary — 10.98%
Amazon.com, Inc.(a)	120	379,762
Best Buy Company, Inc.	2,260	225,073
BorgWarner, Inc.	4,300	157,380
D.R. Horton, Inc.	3,400	224,944
Home Depot, Inc. (The)	820	217,702
Tractor Supply Company	1,500	214,110
		1,418,971
Consumer Staples — 7.05%
General Mills, Inc.	3,400	215,118
Kimberly-Clark Corporation	1,600	243,264
Mondelez International, Inc., Class A	4,200	233,058
PepsiCo, Inc.	1,600	220,256
		911,696
Energy — 2.45%
ConocoPhillips	3,700	138,343
ONEOK, Inc.	1,200	33,492
Pioneer Natural Resources Company	1,500	145,380
		317,215
Financials — 7.74%
American Express Company	2,000	186,640
Bank of New York Mellon Corporation (The)	5,700	204,345
JPMorgan Chase & Company	2,100	202,944
Morgan Stanley	4,100	200,408
Truist Financial Corporation	5,500	206,030
		1,000,367
Health Care — 14.64%
CVS Health Corporation	3,500	220,290
Emergent BioSolutions, Inc.(a)	2,600	289,224
Encompass Health Corporation	3,200	217,856
Hill-Rom Holdings, Inc.	2,200	213,884
Horizon Therapeutics plc(a)	4,000	244,760
Humana, Inc.	640	251,168
Vertex Pharmaceuticals, Inc.(a)	860	233,920
Zoetis, Inc.	1,460	221,453
		1,892,555

Industrials — 7.99%
Norfolk Southern Corporation	1,270	244,107
Regal Beloit Corporation	2,900	266,713
W.W. Grainger, Inc.	820	280,054
Waste Management, Inc.	2,200	241,120
		1,031,994
Materials — 2.56%
Air Products & Chemicals, Inc.	600	171,978
Avery Dennison Corporation	1,400	158,676
		330,654
Real Estate — 4.67%
American Tower Corporation, Class A	660	172,517
Hannon Armstrong Sustainable Infrastructure, Inc.	7,200	252,216
Prologis, Inc.	1,700	179,214
		603,947
Technology — 26.71%
Accenture plc, Class A	1,100	247,258
Akamai Technologies, Inc.(a)	2,200	247,368
Apple, Inc.	1,000	425,040
Automatic Data Processing, Inc.	1,100	146,201
Cadence Design Systems, Inc.(a)	2,300	251,275
CDW Corporation	2,000	232,500
Cisco Systems, Inc.	5,000	235,500
Fidelity National Information Services, Inc.	1,300	190,203
Intel Corporation	4,200	200,466
Lam Research Corporation	700	264,012
Mastercard, Inc., Class A	660	203,630
Microsoft Corporation	1,700	348,517
PayPal Holdings, Inc.(a)	1,360	266,655
Visa, Inc., Class A	1,010	192,304
		3,450,929
Utilities — 3.21%
Eversource Energy	2,300	207,161
NextEra Energy, Inc.	740	207,718
		414,879

Total Common Stocks (Cost $9,884,575)		12,789,825

MONEY MARKET FUNDS - 0.95%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.09%(b)	123,127	123,127

Total Money Market Funds (Cost $123,127)	123,127

Total Investments — 99.91% (Cost $10,007,702)	12,912,952

Other Assets in Excess of Liabilities — 0.09%	11,047

NET ASSETS — 100.00%	$12,923,999

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

See accompanying notes which are an integral part of these schedules of investments.

At July 31, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Dana Large Cap Equity Fund	$100,617,578	$28,034,992	$(956,434)	$27,078,558
Dana Small Cap Equity Fund	8,829,868	1,887,442	(631,480)	1,255,962
Dana Epiphany ESG Equity Fund	10,007,702	3,050,410	(145,160)	2,905,250

At July 31, 2020, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund, Dana Small Cap Equity Fund and Dana Epiphany ESG Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

Dana Funds

Notes to the Schedules of Investments

July 31, 2020

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts ("REITs"), which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT's underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2020:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$126,427,785	$-	$-	$126,427,785
Money Market Funds	1,268,351	-	-	1,268,351
Total	$127,696,136	$-	$-	$127,696,136

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,950,751	$-	$-	$9,950,751
Money Market Funds	135,079	-	-	135,079
Total	$10,085,830	$-	$-	$10,085,830

Epiphany ESG Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,789,825	$-	$-	$12,789,825
Money Market Funds	123,127	-	-	123,127
Total	$12,912,952	$-	$-	$12,912,952

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.